Financial instruments and financial risk management (Details 3) - Commodity price risk - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sales revenue from silver
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	$ (471)	$ (97)
Sales revenue from copper
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(743)
Sales revenue from zinc
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(354)
Sales revenue from lead
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(105)
Sales revenue from gold
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	$ (928)	$ (323)